Spidi & Fisch, PC ATTORNEYS AT LAW
1227 25th Street, N.W. Suite 200 West Washington, D.C. 20037 (202) 434-4660 Facsimile: (202) 434-4661
Joan S. Guilfoyle		jguilfoyle@spidiandfisch.com

March 4, 2014

Via Edgar

Securities and Exchange Commission
100 F Street, N.E.
Washington,  D.C.  20549

Re:         Parke Bancorp, Inc. (File No. 0-51338)
Preliminary Proxy Materials for Annual
Meeting on April 22, 2014

Dear Sir or Madam:

On behalf of Parke Bancorp, Inc., (the “Company”), pursuant to Rule 14a-6, we are filing preliminary proxy materials and form of proxy for its upcoming Annual Meeting of Stockholders to be held on April 22, 2014.  The Company plans to mail proxy materials to its stockholders on or about March 21, 2014.

Please note that the Company is required to file proxy materials in preliminary form as the agenda for its annual meeting includes both a proposal to approve the issuance of shares of common stock upon the conversion of outstanding shares of the Company’s Series B Preferred Stock and a proposal to amend its certificate of incorporation to increase the authorized number of shares of common stock.

We would appreciate the staff’s comments or clearance at your earliest convenience so as to allow adequate time for printing in advance of the annual meeting.  Please contact the undersigned or John J. Spidi, Esq at (202) 434-4660.

Sincerely,

                                                                           /s/ Joan S. Guilfoyle

Joan S. Guilfoyle